Loans and advances to customers - Finance lease receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 13,677	€ 13,240
Unearned future finance income on finance leases	(1,122)	(1,145)
Net investment in finance leases	12,554	12,095
Included in Loans and advances to banks
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	3	5
Included in Loans and advances to customers
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	12,551	12,091
Finance leases | Accumulated impairments
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	(191)	(193)
Within 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	4,121	3,962
1 to 2 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	3,040	2,961
2 to 3 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,408	2,283
3 to 4 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	1,563	1,577
4 to 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	935	902
>5 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 1,609	€ 1,555